ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables - Accumulated impairment [member] - Previously stated [member] £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Beginning Balance	£ 2,488
Exchange and other adjustments	132
Advances written off	(1,543)
Recoveries of advances written off in previous years	482
Unwinding of discount	(23)
Charge (release) to the income statement (note 13)	691
Ending Balance	2,227
Loans and advances to customers [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Beginning Balance	2,412
Exchange and other adjustments	132
Advances written off	(1,499)
Recoveries of advances written off in previous years	482
Unwinding of discount	(23)
Charge (release) to the income statement (note 13)	697
Ending Balance	2,201
Debt securities [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Beginning Balance	76
Advances written off	(44)
Charge (release) to the income statement (note 13)	(6)
Ending Balance	£ 26